Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Principal Accounting Policies
Summary of Estimated Useful Lives of Property, Equipment and Software, Net

The estimated useful lives are as follows:

Computers	3 years
Furniture, fixtures and equipment	5 years
Vehicles	5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of assets

Summary of Estimated Economic Lives of Intangible Assets with Finite Useful Life	The estimated economic lives are as follows:

Software and other intangible assets	3-10 years
Acquired customer relationship	10 years